PENSION PLANS AND RETIREE BENEFITS (Schedule of Amounts in Regulatory Assets (Liabilities) to be Recognized over Next Fiscal Year) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ 0.2
Actuarial losses	9.1
Total	9.3
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(21.3)
Actuarial losses	0.1
Total	$ (21.2)